UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00249

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds I

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Mid Cap Value Fund

April 30, 2009

Value equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	5

Statement of operations	10

Statements of changes in net assets	12

Financial highlights	14

Notes to financial statements	18

About the organization	27

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period November 1, 2008 to April 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 to April 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/08	4/30/09	Expense Ratio	11/1/08 to 4/30/09*
Actual Fund return
Class A	$1,000.00	$966.70	1.25%	$6.10
Class C	1,000.00	960.80	2.00%	9.72
Class R	1,000.00	963.90	1.50%	7.30
Institutional Class	1,000.00	967.90	1.00%	4.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.25%	$6.26
Class C	1,000.00	1,014.88	2.00%	9.99
Class R	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Mid Cap Value Fund	As of April 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	93.26%
Basic Industry	12.06%
Business Services	2.51%
Capital Spending	5.57%
Consumer Cyclical	2.95%
Consumer Services	11.99%
Consumer Staples	3.27%
Energy	9.89%
Financial Services	15.76%
Health Care	5.39%
Real Estate	3.37%
Technology	11.84%
Transportation	1.89%
Utilities	6.77%
Repurchase Agreement	7.00%
Securities Lending Collateral	0.00%
Total Value of Securities	100.26%
Obligation to Return Securities Lending Collateral	(0.01%)
Liabilities Net of Receivables and Other Assets	(0.25%)
Total Net Assets	100.00%

Sector allocation and top 10 holdings

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
FMC	2.46%
Berkley (W.R.)	1.86%
Synopsys	1.84%
Newfield Exploration	1.78%
Becton, Dickinson	1.73%
Public Service Enterprise Group	1.70%
Reynolds American	1.63%
Nucor	1.48%
Ross Stores	1.48%
Highwoods Properties	1.46%

Statement of net assets
Delaware Mid Cap Value Fund	April 30, 2009 (Unaudited)

	Number of shares	Value
Common Stock – 93.26%
Basic Industry – 12.06%
Cliffs Natural Resources	3,600	$83,016
Cytec Industries	4,400	87,384
FMC	3,900	190,047
Nucor	2,800	113,932
† Owens-Illinois	4,400	107,316
† Pactiv	4,900	107,114
PPG Industries	1,100	48,455
Sherwin-Williams	1,700	96,288
Sigma-Aldrich	2,200	96,448
		930,000
Business Services – 2.51%
Brink’s	2,200	62,370
† Brink’s Home Security Holding	2,200	58,476
Donnelley (R.R.) & Sons	2,200	25,630
Manpower	1,100	47,399
		193,875
Capital Spending – 5.57%
Cummins	3,300	112,200
† Energizer Holdings	1,100	63,030
Harsco	3,900	107,445
Parker Hannifin	1,700	77,095
Republic Services	3,300	69,300
		429,070
Consumer Cyclical – 2.95%
Borg Warner	3,300	95,535
Eaton	1,100	48,180
Johnson Controls	4,400	83,644
		227,359
Consumer Services – 11.99%
† Dollar Tree	2,300	97,382
Fortune Brands	1,700	66,827
Gap	6,200	96,348
Hasbro	2,800	74,648
Macy’s	6,000	82,080
Marriott International Class A	4,400	103,664
Meredith	1,700	42,636
PETsMART	4,400	100,672

Statement of net assets
Delaware Mid Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Ross Stores	3,000	$113,820
	Tiffany & Company	2,800	81,032
	VF	1,100	65,197
			924,306
Consumer Staples – 3.27%
	Del Monte Foods	14,300	107,965
	Reynolds American	3,300	125,334
†	Smithfield Foods	2,200	19,008
			252,307
Energy – 9.89%
	El Paso	5,000	34,500
†	Encore Acquisition	2,700	78,813
	ENSCO International	2,800	79,184
	EQT	2,800	94,164
†	Forest Oil	4,300	68,800
†	Newfield Exploration	4,400	137,192
	Questar	2,200	65,384
	Rowan	4,400	68,684
	Sempra Energy	1,700	78,234
	Williams	4,100	57,810
			762,765
Financial Services – 15.76%
	American Financial Group	4,400	77,352
	Associated Banc-Corp	2,800	43,316
	Bank of Hawaii	2,800	98,392
	Berkley (W.R.)	6,000	143,460
	Cullen/Frost Bankers	2,200	103,598
	Federated Investors Class B	3,900	89,232
†	First Horizon National	7,450	85,744
	IPC Holdings	3,000	78,120
	Loews	2,800	69,692
	Marshall & Ilsley	3,900	22,542
	Northern Trust	1,100	59,796
	Raymond James Financial	3,900	61,191
	Regions Financial	5,500	24,695
	Reinsurance Group of America	2,200	69,938
	StanCorp Financial Group	1,400	38,402
	TCF Financial	4,400	61,204

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	Torchmark	2,200	$64,526
	Zions Bancorporation	2,200	24,046
			1,215,246
Health Care – 5.39%
	Becton, Dickinson	2,200	133,056
	McKesson	2,200	81,400
	Service Corporation International	10,400	47,112
	Universal Health Services Class B	1,700	85,680
†	Watson Pharmaceuticals	2,200	68,068
			415,316
Real Estate – 3.37%
	Boston Properties	1,100	54,362
	Brandywine Realty Trust	6,500	40,235
	Highwoods Properties	4,700	112,753
	Kimco Realty	1,700	20,434
	Simon Property Group	614	31,682
			259,466
Technology – 11.84%
†	Adobe Systems	3,900	106,665
†	Agilent Technologies	2,200	40,172
†	Avnet	2,800	61,292
†	Computer Sciences	2,200	81,312
†	Compuware	9,000	67,320
	Goodrich	2,200	97,416
	National Semiconductor	6,700	82,879
	Rockwell Automation	2,200	69,498
†	Sybase	3,100	105,276
†	Synopsys	6,500	141,570
†	Thermo Fisher Scientific	1,700	59,636
			913,036
Transportation – 1.89%
	Canadian National Railway	1,700	68,714
	CSX	2,600	76,934
			145,648
Utilities – 6.77%
	CenturyTel	2,200	59,730
	Edison International	2,200	62,722
	PG&E	2,200	81,664

Statement of net assets
Delaware Mid Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Utilities (continued)
PPL	3,300	$98,703
Public Service Enterprise Group	4,400	131,296
Wisconsin Energy	2,200	87,912
		522,027
Total Common Stock (cost $9,148,133)		7,190,421

	Principal amount
Repurchase Agreement* – 7.00%
BNP Paribas 0.15%, dated 4/30/09, to be repurchased
on 5/1/09, repurchase price $540,002 (collateralized
by U.S. Government obligations, 6/24/09-9/24/09; with
market value $551,339)	$540,000	540,000
Total Repurchase Agreement (cost $540,000)		540,000

Total Value of Securities Before Securities
Lending Collateral – 100.26% (cost $9,688,133)		7,730,421

	Number of shares
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	487	0
Total Securities Lending Collateral (cost $487)		0

Total Value of Securities – 100.26%
(cost $9,688,620)		7,730,421

Obligation to Return Securities
Lending Collateral** – (0.01%)		(487)

Liabilities Net of Receivables
and Other Assets – (0.25%)		(19,550)

Net Assets Applicable to 1,354,780
Shares Outstanding – 100.00%		$7,710,384

Net Asset Value – Delaware Mid Cap Value Fund
Class A ($159,392 / 28,016 Shares)	$5.69
Net Asset Value – Delaware Mid Cap Value Fund
Class C ($53,507 / 9,431 Shares)	$5.67
Net Asset Value – Delaware Mid Cap Value Fund
Class R ($18.31 / 3.224 Shares)	$5.68
Net Asset Value – Delaware Mid Cap Value Fund
Institutional Class ($7,497,467 / 1,317,330 Shares)	$5.69

Components of Net Assets at April 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$10,725,903
Undistributed net investment income	21,527
Accumulated net realized loss on investments	(1,078,847)
Net unrealized depreciation of investments	(1,958,199)
Total net assets	$7,710,384

†	Non income producing security.
*	See Note 1 in “Notes to financial statements.”
**	See Note 8 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Mid Cap Value Fund
Net asset value Class A (A)	$5.69
Sales charge (5.75% of offering price) (B)	0.35
Offering price	$6.04

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Mid Cap Value Fund	Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Dividends	$95,313
Interest	373
Security lending income	50
Foreign tax withheld	(104)	$95,632

Expenses:
Registration fees	30,208
Management fees	27,171
Reports and statements to shareholders	10,441
Dividend disbursing and transfer agent fees and expenses	8,526
Audit and tax fees	5,527
Pricing fees	3,021
Accounting and administration expenses	1,449
Legal fees	1,384
Dues and services	451
Custodian fees	435
Trustees’ fees	278
Distribution expenses – Class A	164
Distribution expenses – Class C	85
Insurance fees	82
Consulting fees	50
Trustee’s expenses	20	89,292
Less fees absorbed or waived		(52,813)
Less waiver of distribution expenses – Class A		(27)
Total operating expenses		36,452
Net Investment Income		59,180

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		(947,457)
Foreign currencies		18
Net realized loss		(947,439)
Net change in unrealized appreciation/depreciation of investments		445,443
Net Realized and Unrealized Loss on Investments
and Foreign Currencies		(501,996)

Net Decrease in Net Assets Resulting from Operations		$(442,816)

See accompanying notes

Statements of changes in net assets
Delaware Mid Cap Value Fund

	Six Months	2/1/08*
	Ended	to
	4/30/09	10/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$59,180	$12,856
Net realized loss on investments and foreign currencies	(947,439)	(131,390)
Net change in unrealized
appreciation/depreciation of investments	445,443	(2,403,642)
Net decrease in net assets resulting from operations	(442,816)	(2,522,176)

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(660)	—
Class C	(20)	—
Institutional Class	(49,847)	—
	(50,527)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	88,209	100,239
Class C	48,645	994
Class R	—	26
Institutional Class	1,643,200	11,970,807

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	660	—
Class C	20	—
Institutional Class	49,847	—
	1,830,581	12,072,066

	Six Months	2/1/08*
	Ended	to
	4/30/09	10/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(430)	$(7,405)
Institutional Class	(2,782,922)	(385,987)
	(2,783,352)	(393,392)
Increase (decrease) in net assets derived from capital
share transactions	(952,771)	11,678,674
Net Increase (Decrease) in Net Assets	(1,446,114)	9,156,498

Net Assets:
Beginning of period	9,156,498	—
End of period (including undistributed net investment
income of $21,527 and $12,856, respectively)	$7,710,384	$9,156,498

*Commencement of operations.

See accompanying notes

Financial highlights
Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	2/1/08[2]
	4/30/09[1]	to
	(Unaudited)	10/31/08
Net asset value, beginning of period	$5.920	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.036	0.009
Net realized and unrealized loss on investments	(0.235)	(2.589)
Total from investment operations	(0.199)	(2.580)

Less dividends and distributions from:
Net investment income	(0.031)	—
Total from investment operations	(0.031)	—

Net asset value, end of period	$5.690	$5.920

Total return[4]	(3.33% )	(30.35%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159	$70
Ratio of expenses to average net assets	1.25%	1.08%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.76%	3.75%
Ratio of net investment income to average net assets	1.39%	0.54%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.12% )	(2.13%	)
Portfolio turnover	19%	19%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	7/31/08[2]
	4/30/09[1]	to
	(Unaudited)	10/31/08
Net asset value, beginning of period	$5.910	$8.230

Income (loss) from investment operations:
Net investment income (loss)[3]	0.017	(0.028)
Net realized and unrealized loss on investments	(0.249)	(2.292)
Total from investment operations	(0.232)	(2.320)

Less dividends and distributions from:
Net investment income	(0.008)	—
Total from investment operations	(0.008)	—

Net asset value, end of period	$5.670	$5.910

Total return[4]	(3.92% )	(28.19%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54	$1
Ratio of expenses to average net assets	2.00%	2.00%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	3.46%	4.08%
Ratio of net investment income (loss) to average net assets	0.64%	(0.59%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.82% )	(2.67%	)
Portfolio turnover	19%	19%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

See accompanying notes

Financial highlights
Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	7/31/08[2]
	4/30/09[1]	to
	(Unaudited)	10/31/08
Net asset value, beginning of period	$5.920	$8.230

Income (loss) from investment operations:
Net investment income (loss)[3]	0.030	(0.005)
Net realized and unrealized loss on investments	(0.245)	(2.305)
Total from investment operations	(0.215)	(2.310)

Less dividends and distributions from:
Net investment income	(0.025)	—
Total from investment operations	(0.025)	—

Net asset value, end of period	$5.680	$5.920

Total return[4]	(3.61% )	(28.07%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$—	$—
Ratio of expenses to average net assets	1.50%	1.50%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	3.06%	3.87%
Ratio of net investment income (loss) to average net assets	1.14%	(0.09%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.42% )	(2.27%	)
Portfolio turnover	19%	19%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

See accompanying notes

Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	2/1/08[2]
	4/30/09[1]	to
	(Unaudited)	10/31/08
Net asset value, beginning of period	$5.920	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.043	0.034
Net realized and unrealized loss on investments	(0.235)	(2.614)
Total from investment operations	(0.192)	(2.580)

Less dividends and distributions from:
Net investment income	(0.038)	—
Total from investment operations	(0.038)	—

Net asset value, end of period	$5.690	$5.920

Total return[4]	(3.21% )	(30.35%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,497	$9,085
Ratio of expenses to average net assets	1.00%	1.00%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.46%	3.50%
Ratio of net investment income to average net assets	1.64%	0.62%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.18%	(1.88%	)
Portfolio turnover	19%	19%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2009 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended April 30, 2009.

Notes to financial statements
Delaware Mid Cap Value Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, “non-routine expenses”)) do not exceed 1.00% of average daily net assets of the Fund through July 31, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2009, the Fund was charged $181 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to waive distribution and service fees through February 28, 2010 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At April 30, 2009, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$(57)
Distribution fees payable to DDLP	(66)
Other expenses payable to DMC and affiliates*	(329)
Receivable from DMC under expense limitation agreement	9,661

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2009, the Fund was charged $375 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2009, DDLP earned $38 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2009, the Fund made purchases of $673,461 and sales of $1,598,438 of investment securities other than short-term investments.

At April 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2009, the cost of investments was $9,740,935. At April 30, 2009, the net unrealized depreciation was $2,010,514, of which $109,113 related to unrealized appreciation of investments and $2,119,627 related to unrealized depreciation of investments.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety

Notes to financial statements
Delaware Mid Cap Value Fund

3. Investments (continued)

is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of April 30, 2009:

Securities
Level 1	$7,730,421
Level 2	—
Level 3	—
Total	$7,730,421

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$ 26
Net change in unrealized appreciation/depreciation	(26)
Balance as of 4/30/09	$ —

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/09	$(26)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the period February 1, 2008 to October 31, 2008. The tax character of dividends and distributions paid during the six months ended April 30, 2009 was as follows:

Six Months
Ended
4/30/09*
Ordinary income	$50,527

*Tax information for the period ended April 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$10,725,903
Undistributed ordinary income	21,527
Capital loss carryforwards as of 10/31/08	(131,390)
Realized losses 11/01/08 – 4/30/09	(895,142)
Unrealized depreciation of investments	(2,010,514)
Net assets	$7,710,384

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net realized loss	$(18)
Undistributed net investment income	18

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2008 will expire as follows: $131,390 expires in 2016.

For the six months ended April 30, 2009, the Fund had capital losses of $895,142, which may increase the capital loss carryforwards.

Notes to financial statements
Delaware Mid Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	2/1/08*
	Ended	to
	4/30/09	10/31/08
Shares sold:
Class A	16,087	13,099
Class C	9,300	128
Class R	—	3
Institutional Class	310,859	1,599,865

Shares issued upon reinvestment of dividends and distributions:
Class A	123	—
Class C	3	—
Institutional Class	9,265	—
	345,637	1,613,095

Shares repurchased:
Class A	(97)	(1,196)
Institutional Class	(536,421)	(66,238)
	(536,518)	(67,434)
Net increase (decrease)	(190,881)	1,545,661

*Class A and Institutional Class commenced operations on February 1, 2008; Class C and Class R commenced operations on July 31, 2008.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective as of November 18, 2008, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of April 30, 2009, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At April 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (“Cash/Overnight Assets”). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Delaware Mid Cap Value Fund

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Mid Cap Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

About the organization

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS I

PATRICK P. COYNE

By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2009

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE

By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2009

RICHARD SALUS

By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2009